Leases (Tables)	12 Months Ended
Dec. 31, 2019
Presentation Of Leases For Lessee [Abstract]
Summary of Right-of-Use Assets within Statement of Financial Positions

The following amounts are presented as right-of-use assets within the statement of financial positions as of the dates indicated:

	December 31, 2019	December 31, 2018
Buildings	€54,956	€49,718
Equipment, tools and installations	7	21
Automobiles	55	27
Total	€55,018	€49,766

Summary of Other Financial Liabilities

The following amounts are included in other financial liabilities as of the dates indicated:

(in thousands)	December 31, 2019	December 31, 2018
Current	€3,485	€2,134
Non-current	54,127	48,618
Total	€57,612	€50,752

Summary of Amounts Recognized in Consolidated Statement of Operations
	Years ended December 31,
(in thousands)	2019	2018	2017
Buildings	€4,614	€2,751	€1,759
Equipment, tools and installations	25	60	111
Automobiles	40	35	39
Total depreciation charge	€4,679	€2,846	€1,909

Interest on lease liabilities	€1,718	€1,721	€676
Expense related to short-term leases (included in other expenses)	442	431	442
Expense relating to leases of low-value assets that are not short-term leases (included in other expenses)	90	90	95
Total amounts recognized in profit or loss	€6,929	€5,088	€3,122